Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Summary of Revenue From Transfer of Goods And Services

The Company derives revenue from the transfer of goods and provision of services in the following major product lines and segments:

Year Ended December 31, 2025 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,200,712	$—	$2,200,712
Consulting sales	—	3,416,407	—	3,416,407
Revenue from external customers	$—	$5,617,119	$—	$5,617,119
Timing of revenue recognition
At a point in time	$—	2,200,712	$—	$2,200,712
Over time	—	3,416,407	—	3,416,407
	$—	$5,617,119	$—	$5,617,119

Year Ended December 31, 2024 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$1,805,745	$—	$1,805,745
Consulting sales	—	4,048,679	—	4,048,679
Revenue from external customers	$—	$5,854,424	$—	$5,854,424
Timing of revenue recognition
At a point in time	$—	1,805,745	$—	$1,805,745
Over time	—	4,048,679	—	4,048,679
	$—	$5,854,424	$—	$5,854,424

Year Ended December 31, 2023 (in U.S.$)	Graphite Exploration	Battery Technology	Battery Materials	Total
Hardware sales	$—	$2,999,533	$—	$2,999,533
Consulting sales	—	5,054,995	—	5,054,995
Revenue from external customers	$—	$8,054,528	$—	$8,054,528
Timing of revenue recognition
At a point in time	$—	2,999,533	$—	$2,999,533
Over time	—	5,054,995	—	5,054,995
	$—	$8,054,528	$—	$8,054,528

Summary of Assets and Liabilities Related to Contracts with Customers Recognised

The Company has recognized the following assets and liabilities related to contracts with customers:

	At December 31,	At December 31,
(in U.S. Dollars)	2025	2024
Contract liabilities – Hardware sales	$—	$—
Contract liabilities – Services sales	146,475	126,056
Total other current liabilities	$146,475	$126,056

Summary of Revenue Recognised in Current Reporting Period Relates to Brought-Forward Contract Liabilities

The following table shows how much of the revenue recognized in the current reporting period relates to brought-forward contract liabilities.

	Year Ended December 31,
(in U.S. Dollars)	2025	2024	2023
Revenue recognized that was included in the contract liability balance at the beginning of the period
Services sales	$126,056	$285,221	$71,985